Inventories - Summary of Inventory (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Classes of current inventories [abstract]
Raw materials and supplies		$ 5,406,131	$ 5,885,054
Work in process		717,551	613,778
Inventories	$ 206,602	$ 6,123,682	$ 6,498,832